Note 8 - Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	January 31, 2017	January 31, 2016
Cost
Computer equipment and software	29,687	26,335
Furniture and fixtures	1,846	1,062
Leasehold improvements	566	431
	32,099	27,828
Accumulated amortization
Computer equipment and software	20,153	18,134
Furniture and fixtures	1,164	853
Leasehold improvements	335	237
	21,652	19,224
Net	10,447	8,604